Note 5. Bank Indebtedness	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note 5. Bank Indebtedness	5. BANK INDEBTEDNESS Bank indebtedness represents cheques issued during the year, which were outstanding at year end.